Performance Management - Anydrus Advantage ETF	Jul. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-694-3532 or visiting www.anydrusfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.anydrusfunds.com
Performance Availability Phone [Text]	1-877-694-3532